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The Commodore Account B

Semiannual Report
June 30, 2003

 This report is for the information of the contract owners and participants of Annuity Investors Life Insurance Company® and Annuity Investors Variable Account B. It is authorized for distribution to other persons only when preceded or accompanied by a current prospectus, which contains complete information, including charges and expenses. For more information or to request a prospectus, call toll free (800) 789-6771.

Table of Contents

Page

Letter from the President	2

Tab
Portfolio Semiannual Reports

Dreyfus Portfolio	I
Dreyfus Variable Investment Fund
Appreciation Portfolio-Initial Shares
Developing Leaders Portfolio-Initial Shares
Growth and Income Portfolio-Initial Shares
Money Market Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Stock Index Fund

INVESCO Variable Investment Funds, Inc.	II
INVESCO VIF-Core Equity Fund
INVESCO VIF-Dynamics Fund
INVESCO VIF-Financial Services Fund
INVESCO VIF-Health Sciences Fund
INVESCO High Yield Fund
INVESCO VIF-Small Company Growth Fund

Janus Aspen Series	III
Balanced Portfolio Institutional Shares
Capital Appreciation Portfolio Institutional Shares
Growth Portfolio Institutional Shares
International Growth Portfolio Institutional Shares
Mid Cap Growth Portfolio Institutional Shares
Worldwide Growth Portfolio Institutional Shares

PBHG Insurance Series Fund	IV
PBHG Growth II Portfolio
PBHG Large Cap Growth Portfolio
PBHG Mid-Cap Portfolio
PBHG Select Value Portfolio
PBHG Technology & Communications Portfolio

Scudder VIT	V
VIT EAFE® Equity Index Fund
VIT Small Cap Index Fund

Strong Opportunity Fund II	VI
Strong Variable Insurance Funds
Strong VIF Mid Cap Growth Fund II-Investor Class

The Timothy Plan Variable Series	VII
The Timothy Plan Conservative Growth Variable Series
The Timothy Plan Strategic Growth Variable Series

Van Kampen-The Universal Institutional Funds, Inc.	VIII
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Van Kampen UIF U.S. Mid Cap Core Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class I

Dear Commodore® Variable Annuity Contract Owner:

Enclosed are the June 30, 2003 Semiannual Reports for the Portfolios in which the subaccounts of Annuity Investors® Life Variable Account B invest. The economic news of the first half of the year was refreshingly upbeat, as stocks moved upward on the positive news generated by America's victory in the war in Iraq and the passage of a $350 billion tax cut. All major stock indices continued the rally that began in the fourth quarter of 2002 and finished in positive territory. Federal Reserve Chief Alan Greenspan, in his report to Congress on the country's economic state during the first half of the year, was cautiously optimistic while stating that the Fed planned to hold interest rates low for as long as needed to continue to stimulate economic growth. Remember your Commodore variable annuity is a long-term investment vehicle, offering a broad array of professionally managed investment options to help meet your investment needs.

For the six months ending June 30, 2003, the stock market, as measured by the Standard & Poor's Composite Stock 500 Index, incurred a gain of 11.76%, and the NYSE Composite Index incurred a gain of 10.03%. The bond market, as measured by Lehman Brothers Aggregate Bond Index, had a gain of 3.93% over the same period. The average annual total returns of the subaccounts offered under your Contract for the period January 1, 2003 to June 30, 2003 are shown below.

Dreyfus VIF Appreciation Portfolio-Initial Shares	7.76%
Dreyfus VIF Developing Leaders Portfolio-Initial Shares	10.33%
Dreyfus VIF Growth and Income Portfolio-Initial Shares	9.97%
Dreyfus VIF Money Market Portfolio	-0.20%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	9.51%
Dreyfus Stock Index Fund-Initial Shares	10.87%
INVESCO VIF-Core Equity Fund	9.53%
INVESCO VIF-Dynamics Fund	15.13%
INVESCO VIF-Financial Services Fund	10.38%
INVESCO VIF-Health Sciences	15.20%
INVESCO VIF-High Yield	12.74%
INVESCO VIF-Small Company Growth Fund	11.95%
Janus Aspen Series - Balanced Portfolio - Institutional Shares	5.56%
Janus Aspen Series - Capital Appreciation Portfolio - Institutional Shares	7.97%
Janus Aspen Series - Growth Portfolio - Institutional Shares	10.94%
Janus Aspen Series - International Growth Portfolio - Institutional Shares	5.78%
Janus Aspen Series -Mid Cap Growth - Institutional Shares	15.43%
Janus Aspen Series - Worldwide Growth Portfolio - Institutional Shares	5.90%
PBHG Growth II Portfolio	10.74%
PBHG Large Cap Growth Portfolio	13.92%
PBHG Mid-Cap Portfolio	11.89%
PBHG Select Value Portfolio	1.46%
PBHG Technology & Communications Portfolio	17.19%
Scudder VIT Funds EAFE® Equity Index Fund	6.79%
Scudder VIT Funds Small Cap Index Fund	16.67%
Strong Mid Cap Growth Fund II	19.80%
Strong Opportunity Fund II	15.35%
The Timothy Plan Conservative Growth VS	6.29%
The Timothy Plan Strategic Growth VS	8.92%
Van Kampen UIF Core Plus Fixed Income Portfolio	2.17%
Van Kampen UIF U.S. Mid Cap Core Portfolio	15.99%
Van Kampen UIF U.S. Real Estate Portfolio	13.25%
Van Kampen UIF Value Portfolio	13.56%
*Performance figures are net of all the subaccounts charges, but do not reflect contingent deferred sales charges and contract maintenance fees.

My colleagues at Annuity Investors Life Insurance Company and I look forward to serving you in the future.

Sincerely,

Charles R. Scheper

President

VARIABLE ACCOUNT B

The Financial Statements of the following investment companies ("Registrant") are made a part hereof and incorporated herein:
Registrant	1940 Act Number
Dreyfus Variable Investment Fund	811-05125
Dreyfus VIF Appreciation Portfolio-Initial Shares
Dreyfus VIF Developing Leaders Portfolio-Initial Shares
Dreyfus VIF Growth & Income Portfolio-Initial Shares
Dreyfus VIF Money Market Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	811-07044
Dreyfus Stock Index Fund-Initial Shares	811-05179
INVESCO Variable Investment Funds, Inc.	811-08038
INVESCO VIF-Core Equity Fund
INVESCO VIF-Dynamics Fund
INVESCO VIF-Financial Services Fund
INVESCO VIF-Health Sciences Fund
INVESCO VIF High Yield Fund
INVESCO VIF-Small Company Growth Fund
INVESCO VIF-Total Return Fund
Janus Aspen Series	811-07736
Janus Aspen Series Balanced Portfolio Institutional Shares
Janus Aspen Series Capital Appreciation Portfolio Institutional Shares
Janus Aspen Series Growth Portfolio Institutional Shares
Janus Aspen Series International Growth Portfolio Institutional Shares
Janus Aspen Series Mid Cap Growth Portfolio Institutional Shares
Janus Aspen Series Worldwide Growth Portfolio Institutional Shares
PBHG Insurance Series Fund	811-08009
PBHG Growth II Portfolio
PBHG Large Cap Growth Portfolio
PBHG Mid-Cap Portfolio
PBHG Select Value Portfolio
PBHG Technology & Communication Portfolio
Scudder VIT Funds	811-07507
Scudder VIT EAFE Equity Index Fund
Scudder VIT Small Cap Index Fund
Scudder VIT Equity 500 Index Fund
Strong Investment, Inc.	811-06533
Strong Mid-Cap Growth Fund II
Strong Opportunity Fund II	811-06522
The Timothy Plan Variable Series	811-08228
The Timothy Plan Conservative Growth Variable Series
The Timothy Plan Strategic Growth Variable Series
The Timothy Plan Small-Cap Variable Series
Van Kampen-The Universal Institutional Funds, Inc.	811-07607
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Van Kampen UIF U.S. Mid Cap Core Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class I
Van Kampen UIF Emerging Markets Equity Portfolio-Class I

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THE COMMODORE®

Products issued by Annuity Investors Life Insurance Company®

P.O. Box 5423 Cincinnati, OH 45201-5423 (800) 789-6771 www.annuityinvestors.com

Principal Underwriter/Distributor: Great American AdvisorsSM, Inc.,
Member NASD and an affiliate of Annuity Investors Life Insurance Company,
525 Vine Street, Cincinnati, Ohio 45202

For use with form: A801-BD (NQ Rev. 3/97)-3, A801-BD (Q Rev. 3/97)-3, A802 (NQ98)-3,A802 (Q98)-3,
A803 (NQ98)-3, A803 (Q98)-3, C801 BD (97)-3, C802 (99)-3, C803(98)-3, G801-BD (97)-3, G802 (99)-3,
or G803 (98)

B180840403NW	(8/03)